UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Hopkins
Title:     Chief Compliance Officer
Phone:     (212) 313-9776

Signature, Place, and Date of Signing:

     Adam Hopkins     New York, NY     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $42,803 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CENTURY ALUM CO                NOTE 1.750% 8/0  156431AE8     1111  2000000 PRN                            2000000
CV THERAPEUTICS INC            NOTE 2.750% 5/1  126667AF1      930  1300000 PRN                            1300000
GENERAL FINANCE CORP           COM              369822101      393   231117 SH                              231117
GENERAL MTRS CORP              COM              370442105     1600   500000 SH  PUT                         500000
HARTFORD FINL SVCS GROUP INC   COM              416515104     1642   100000 SH  PUT                         100000
MAIDEN HOLDINGS LTD            SHS              G5753U112     2212   706579 SH                              706579
MARSHALL EDWARDS INC           COM              572322303       12    16740 SH                               16740
MEDAREX INC                    COM              583916101     7321  1312006 SH                             1312006
MENTOR CORP MINN               COM              587188103     6959   225000 SH                              225000
QLT INC                        COM              746927102     4375  1815342 SH                             1815342
RADNET INC                     COM              750491102     1171   349428 SH                              349428
TRIAN ACQUISITION I CORP       COM              89582E108      565    63450 SH                               63450
ULURU INC                      COM              90403T100     2956 10556589 SH                            10556589
UST INC                        COM              902911106     9266   133553 SH                              133553
VALEANT PHARMACEUTICALS INTL   COM              91911X104     1145    50000 SH  PUT                          50000
VALEANT PHARMACEUTICALS INTL   COM              91911X104     1145    50000 SH  CALL                         50000